SCHEDULE OF ESTIMATED USEFUL LIFE (Details)	Mar. 31, 2024
Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	10 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	15 years
Software and Computer Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years
Software and Computer Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	10 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	15 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	10 years